Fair Value of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2017
Derivative Fair Value Of Financial Instruments [Abstract]
Fair value of financial instruments

	June 30, 2017		December 31, 2016
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$ 79,749	$ 79,749	$ 17,360	$ 17,360
Restricted cash	$ 6,299	$ 6,299	$ 7,728	$ 7,728
Loans receivable from affiliates	$ 11,403	$ 11,403	$ 2,422	$ 2,422
Amounts due to related parties, long-term	$ —	$ —	$ 11,105	$ 11,105
Amounts due from related parties, long-term	$ 9,090	$ 9,090	$ —	$ —
Term Loan B facility, net	$ (382,179)	$ (399,438)	$ (382,653)	$ (360,700)
Other long-term debt, net	$ (92,837)	$ (94,375)	$ (141,124)	$ (141,805)
Notes receivable	$ 22,849	$ 22,849	$ 6,112	$ 6,112
Note receivable from affiliates	$ 4,123	$ 4,123	$ —	$ —

Fair value measurements on a nonrecurring basis

Fair Value Measurements at June 30, 2017
	Total	Level I	Level II	Level III
Cash and cash equivalents	$ 79,749	$ 79,749	$ —	$ —
Restricted cash	$ 6,299	$ 6,299	$ —	$ —
Loans receivable from affiliates	$ 11,403	$ —	$ 11,403	$ —
Term Loan B facility, net(1)	$ (399,438)	$ —	$ (399,438)	$ —
Other long-term debt, net(1)	$ (94,375)	$ —	$ (94,375)	$ —
Notes receivable(2)	$ 22,849	$ —	$ 22,849	$ —
Amounts due from related parties, long-term	$ 9,090	$ 9,090	$ —	$ —
Receivable from affiliates	$ 4,123	$ —	$ 4,123	$ —

Fair Value Measurements at December 31, 2016
	Total	Level I	Level II	Level III
Cash and cash equivalents	$ 17,360	$ 17,360	$ —	$ —
Restricted cash	$ 7,728	$ 7,728	$ —	$ —
Loans receivable from affiliates	$ 2,422	$ —	$ 2,422	$ —
Amounts due to related parties, long-term	$ 11,105	$ 11,105	$ —	$ —
Term Loan B facility, net(1)	$ (360,700)	$ —	$ (360,700)	$ —
Other long-term debt, net(1)	$ (141,805)	$ —	$ (141,805)	$ —
Notes receivable(2)	$ 6,112	$ —	$ 6,112	$ —

Fair Value Measurements at December 31, 2016
	Total	Level I	Level II	Level III
Vessels, net (for Navios Apollon)	$ 4,750	$ —	$ 4,750	$ —
Vessel held for sale	$ 125,000	$ —	$ 125,000	$ —

(1)      The fair value of the Company's debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account our creditworthiness.
(2)      The fair value is estimated based on currently available information on the Company's counterparty with similar contract terms, interest rate and remaining maturities.